Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have no program, practice or plan to grant equity awards in coordination with the release to material nonpublic information. We also have not timed the release of material nonpublic information for the purpose of affecting the value of equity awards or other compensation, and we have no plan to do so.

Award Timing Method

We have no program, practice or plan to grant equity awards in coordination with the release to material nonpublic information. We also have not timed the release of material nonpublic information for the purpose of affecting the value of equity awards or other compensation, and we have no plan to do so.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have no program, practice or plan to grant equity awards in coordination with the release to material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false